Background (Tables)	12 Months Ended
Dec. 31, 2011
Background
Rentable square feet of properties

Rentable square feet	Rentable Square Feet
Operating properties	13,567,997
Development properties	818,020
Redevelopment properties	919,857
Total	15,305,874